Discontinued operations - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Discontinued operations
Deferred tax assets	₺ 9,731,151	₺ 9,899,090
Lifecell LLC
Discontinued operations
Deferred tax assets	₺ 1,699,803		₺ 1,511,666
Accumulated losses utilization period	4 years